Master Trust (Net Assets) (Details) - EBP023 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust [Line Items]
Investment, Fair Value	$ 403,494,250	$ 363,927,277
Total net assets	405,837,177	365,618,622
Master Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	1,073,128,380	974,426,006
Total net assets	1,073,128,380	974,426,006
Master Trust [Member] | Mutual Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	621,551,801	569,373,225
Master Trust [Member] | Common Collective Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	389,436,814	345,424,320
Master Trust [Member] | Berkshire Hathaway Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	56,895,914	55,306,537
Master Trust [Member] | Employer Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	5,243,851	4,321,924
Plan Interest in Master Trust [Member]
Master Trust [Line Items]
Total net assets	403,494,250	363,927,277
Plan Interest in Master Trust [Member] | Mutual Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	241,815,036	221,766,892
Plan Interest in Master Trust [Member] | Common Collective Trust [Member]
Master Trust [Line Items]
Investment, Fair Value	135,621,125	116,724,098
Plan Interest in Master Trust [Member] | Berkshire Hathaway Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	25,073,771	24,616,280
Plan Interest in Master Trust [Member] | Employer Common Stock Fund [Member]
Master Trust [Line Items]
Investment, Fair Value	$ 984,318	$ 820,007